Nov. 04, 2021
First Trust Strategic Income ETF

Notwithstanding anything to the contrary in the Fund’s prospectus, the section entitled “Summary Information - Average Annual Total Returns for the Periods Ended December 31, 2020” is replaced in its entirety with the following:

Average Annual Total Returns for the Periods Ended December 31, 2020

	1 Year	5 Years	Since Inception	Inception Date
Return Before Taxes	-2.49%	4.95%	3.50%	8/13/2014
Return After Taxes on Distributions	-4.20%	3.14%	1.74%
Return After Taxes on Distributions and Sale of Shares	-1.54%	3.00%	1.89%
Blended Index(1) (reflects no deduction for fees, expenses or taxes)	1.17%	5.56%	3.39%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.51%	4.44%	3.81%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	20.89%	15.43%	13.05%

(1)	The Blended Index is equally weighted to include these six indices: the Alerian MLP Index, Dow Jones U.S. Select Dividend Index, ICE BofA Fixed Rate Preferred Securities Index, ICE BofA U.S. High Yield Index, Bloomberg EM USD Aggregate Index and Bloomberg U.S. MBS Index. The Blended Index returns are calculated by using the monthly return of the six indices during each period shown above. At the beginning of each month the six indices are rebalanced to a 16.66 percentage weighting for each index to account for divergence from the percentage weighting that occurred during the course of each month. The monthly returns are then compounded for each period shown above, giving the performance of the Blended Index for each period shown above.

Additionally, any references to “Barclays” in the names of the Fund’s benchmark indices are removed.